SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary information
Interest paid	$ 0	$ 21,066	$ 11,253
Non-Cash Financing and Investing Activities
Shares issued to pay credit facility	0	900,000	1,500,000
Shares issued on acquisition of mineral property	0	96,200	0
Bonus shares	0	190,320	0
Shares issued to settle debt	0	386,527	804,648
Capitalized interest	0	0	11,253
Warrants issued on acquisition of mineral property	181,944	0	0
Depreciation included in mineral properties	27,387	216,653	278,376
Property and equipment expenditures included in accounts payable	489,890	580,634	1,097,092
Fair value loss/gain on available-for-sale investments	81,000	(12,160)	0
Mineral property expenditures included in accounts payable	1,067,747	753,248	962,822
Share-based payments capitalized in mineral properties	205,057	227,979	68,363
Sale of Okeover property for shares and debt settlement	0	0	195,079
Fair value of finders warrants	0	0	10,183
Reclassification of contributed surplus on exercise of options	15,350	14,567	0
Reclassification of contributed surplus on exercise of warrants	$ 132,453	$ 10,650	$ 0